Average Annual Total Returns	Eaton Vance Focused Growth Opportunities Fund Russell 1000® Growth Index One Year	Eaton Vance Focused Growth Opportunities Fund Russell 1000® Growth Index Five Years	Eaton Vance Focused Growth Opportunities Fund Russell 1000® Growth Index Ten Years	Eaton Vance Focused Growth Opportunities Fund Class A One Year	Eaton Vance Focused Growth Opportunities Fund Class A Five Years	Eaton Vance Focused Growth Opportunities Fund Class A Ten Years	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions One Year	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions Five Years	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Focused Growth Opportunities Fund Class C One Year	Eaton Vance Focused Growth Opportunities Fund Class C Five Years	Eaton Vance Focused Growth Opportunities Fund Class C Ten Years	Eaton Vance Focused Growth Opportunities Fund Class I One Year	Eaton Vance Focused Growth Opportunities Fund Class I Five Years	Eaton Vance Focused Growth Opportunities Fund Class I Ten Years	Eaton Vance Focused Value Opportunities Fund Russell 1000® Value Index One Year	Eaton Vance Focused Value Opportunities Fund Russell 1000® Value Index Five Years	Eaton Vance Focused Value Opportunities Fund Russell 1000® Value Index Ten Years	Eaton Vance Focused Value Opportunities Fund Class A One Year	Eaton Vance Focused Value Opportunities Fund Class A Five Years	Eaton Vance Focused Value Opportunities Fund Class A Ten Years	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions One Year	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions Five Years	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Focused Value Opportunities Fund Class C One Year	Eaton Vance Focused Value Opportunities Fund Class C Five Years	Eaton Vance Focused Value Opportunities Fund Class C Ten Years	Eaton Vance Focused Value Opportunities Fund Class I One Year	Eaton Vance Focused Value Opportunities Fund Class I Five Years	Eaton Vance Focused Value Opportunities Fund Class I Ten Years
Total	(29.14%)	10.95%	14.09%	(35.96%)	6.93%	11.33%	(39.07%)	4.23%	9.73%	(17.74%)	5.90%	9.77%	(33.39%)	7.29%	11.27%	(32.24%)	8.36%	12.22%	(7.54%)	6.66%	10.29%	(8.56%)	7.48%	10.34%	(9.23%)	5.73%	8.96%	(4.35%)	5.64%	8.34%	(5.15%)	7.83%	10.29%	(3.32%)	8.90%	11.22%